STOCK-BASED COMPENSATION (Schedule Of Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Number of Shares
Outstanding, beginning balance	28,691
Options granted under the plan
Options forfeited and expired
Outstanding, ending balance	28,691	28,691
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.44
Options granted under the plan
Options forfeited and expired
Outstanding, ending balance	$ 0.44	$ 0.44
Weighted Average Remaining Contractual Term	4 years 6 months	5 years
Aggregate Intrinsic Value